Merger Agreement	9 Months Ended
Sep. 30, 2020
Merger Agreement
MERGER AGREEMENT

NOTE 6 — MERGER AGREEMENT

On September 7, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BMRG Merger Sub, LLC, a wholly-owned subsidiary of the Company and a Delaware limited liability company (“Merger Sub I”), BMRG Merger Sub II, LLC, a wholly-owned subsidiary of the Company and a Delaware limited liability company (“Merger Sub II”), Eos Energy Storage LLC, a Delaware limited liability company (“Eos”), New Eos Energy LLC, a wholly-owned subsidiary of Eos and a Delaware limited liability company (“Newco”) and AltEnergy Storage VI, LLC, a Delaware limited liability company (“AltEnergy”). In connection with the proposed business combination (the “Business Combination”): (1) Merger Sub I will merge with and into Newco (the “First Merger”), whereupon the separate existence of Merger Sub I will cease, and Newco will continue as the surviving company (such company, in its capacity as the surviving company of the First Merger, is sometimes referred to as the “First Surviving Company”) and become a wholly owned subsidiary of the Company; and (2) immediately following the First Merger and as part of the same overall transaction as the First Merger, the First Surviving Company will merge with and into Merger Sub II, whereupon the separate existence of the First Surviving Company will cease, and Merger Sub II will continue as the surviving company and a wholly owned subsidiary of the Company. Upon the closing of the business combination (the “Closing”), it is anticipated that the Company will change its name to “Eos Energy Enterprises, Inc.”

Subject to certain downward adjustments, and the other terms and conditions set forth in the Merger Agreement, at Closing Eos’s securityholders (the “Sellers”), will receive aggregate consideration equal to up to $300 million of shares of the Company’s common stock (including shares issuable upon exercise of certain options to acquire such shares), or up to 30,000,000 shares (assuming exercise of certain options to acquire such shares). The Merger Agreement also contemplates the issuance of an additional 2,000,000 shares of the Company’s common stock to Eos’s securityholders pending the achievement (if any) of certain earnout targets pursuant to the terms of the Merger Agreement.

The Closing is subject to certain customary conditions, including, among other things, that the Company has an aggregate of at least $110 million of cash (before taking into account certain expenses) available, including from the Trust Account and from the proceeds of investments of equity financing sources.

In order to help meet the condition under the Merger Agreement that there is at least $110 million of cash available upon the Closing (before taking into account certain expenses), the Company entered into an Equity Commitment Letter with B. Riley Financial, pursuant to which B. Riley Financial committed to purchase up to 4,000,000 shares of Class A common stock, at a price per share of $10.00 per share, or up to $40,000,000 in equity financing at Closing, less the number of shares of Class A common stock already issued pursuant to subscription agreements entered into with investors prior to the Closing. The Equity Commitment Letter effectively terminated the forward purchase agreement entered at the time of the Public Offering requiring the Sponsor and its affiliate to purchase, immediately prior to the Closing, an aggregate of 2,500,000 units, each comprised of one share of Class A common stock and one-half of one warrant.

The Company and the Sponsor will enter into a letter agreement at the Closing, pursuant to which the Sponsor will agree to subject 1,718,000 of its shares in the Company (the “Sponsor Shares”), which formerly constituted shares of Class B common stock of the Company held by the Sponsor, to certain transfer and other restrictions, under which (a) 859,000 Sponsor Shares will be restricted from being transferred unless and until either, for a period of five years after the Closing, (i) the share price of the Company equals or exceeds $12.00 per share for any 20 trading days within any consecutive 30-trading day period or (ii) a change of control occurs for a share price of the Company equaling or exceeding $12.00 per share, and (b) the remaining 859,000 Sponsor Shares are subject to similar restrictions except that the threshold is increased from $12.00 to $16.00. If after the five-year period, there are no triggering events, the Sponsor Shares will be forfeited and canceled for no consideration. If after the five-year period, only the triggering event described in clause (a) above has occurred, the remaining 859,000 Sponsor Shares described in clause (b) will be forfeited and canceled for no consideration.